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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the six months ended November 30, 2005. This one series has a May 31 fiscal year end.

Date of reporting period: November 30, 2005

Item 1 - Reports to Stockholders.

Intermediate Municipal Bond Fund

Evergreen

INTERMEDIATE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Intermediate Municipal Bond Fund, which covers the six-month period ended November 30, 2005.

The municipal bond market endured a series of unusual circumstances over the past six months. Though questions about the economy, energy, and monetary policy were becoming routine, a continued surge in the supply of municipal securities had kept the market on edge. In addition, Hurricanes Katrina and Rita devastated much of the Gulf Region, events which cast further doubt on the tax-exempt market. We believe during times such as these, the importance of asset allocation becomes increasingly evident, and that it is crucial for investors to extend the diversification process further, to include strategies within an asset class, such as those municipal bond fund offerings within Evergreen Municipal Trust and Evergreen Select Fixed Income Trust.

The investment period began with expectations for moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (GDP) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite this, the U.S. consumer kept spending and businesses were investing some of their record cash

LETTER TO SHAREHOLDERS continued

balances, enabling the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded by once again decreasing. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-exempt market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

As always, we continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site,
EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

6-month return
with sales charge	-5.12%	-5.64%	-1.72%	N/A	N/A

6-month return
w/o sales charge	-0.39%	-0.74%	-0.74%	-0.24%	-0.37%

Average annual return*

1-year with sales charge	-1.48%	-2.29%	1.71%	N/A	N/A

1-year w/o sales charge	3.43%	2.71%	2.71%	3.74%	3.48%

5-year	5.12%	5.40%	5.72%	6.37%	6.25%

Since portfolio inception	5.38%	5.75%	5.75%	6.15%	6.07%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of November 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2005	11/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 996.09	$ 4.50
Class B	$ 1,000.00	$ 992.60	$ 8.19
Class C	$ 1,000.00	$ 992.60	$ 8.19
Class I	$ 1,000.00	$ 997.59	$ 3.20
Class IS	$ 1,000.00	$ 996.34	$ 4.45
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.56	$ 4.56
Class B	$ 1,000.00	$ 1,016.85	$ 8.29
Class C	$ 1,000.00	$ 1,016.85	$ 8.29
Class I	$ 1,000.00	$ 1,021.86	$ 3.24
Class IS	$ 1,000.00	$ 1,020.61	$ 4.51

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.64% for Class B, 1.64% for Class C, 0.64% for Class I and 0.89% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,			Year Ended
	November 30, 2005				December 31,
CLASS A	(unaudited)	2005	2004[1]	2003[1,2]	2002[1,3,4]

Net asset value, beginning of period	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$59.04

Income from investment operations
Net investment income (loss)	1.05	2.11[5]	1.93	0.66	1.64
Net realized and unrealized gains or losses on investments	(1.29)	2.57	(2.46)	1.85	3.17
Total from investment operations	(0.24)	4.68	(0.53)	2.51	4.81

Distributions to shareholders from
Net investment income	(1.04)	(2.15)	(1.98)	(0.60)	(1.64)
Net realized gains	0	0	(0.79)	(0.98)	(0.60)
Total distributions to shareholders	(1.04)	(2.15)	(2.77)	(1.58)	(2.24)

Net asset value, end of period	$ 60.49	$ 61.77	$ 59.24	$ 62.54	$61.61

Total return[6]	(0.39%)	8.02%	(0.87%)	4.14%	8.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$59,397	$51,940	$13,026	$13,068	$1,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%[7]	0.95%	0.98%	0.93%[7]	0.75%[7]
Expenses excluding waivers/reimbursements and expense reductions	0.94%[7]	0.97%	0.98%	0.94%[7]	0.86%[7]
Net investment income (loss)	3.42%[7]	3.47%	3.18%	2.56%[7]	3.03%[7]
Portfolio turnover rate	34%	100%	247%	73%	281%

[1]	Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]	For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]	For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

[4]	Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.

[5]	Net investment income (loss) per share is based on average shares outstanding during the period.

[6]	Excluding applicable sales charges

[7]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,			Year Ended
	November 30, 2005				December 31,
CLASS B	(unaudited)	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 61.77	$59.24	$62.54	$61.61	$61.06

Income from investment operations
Net investment income (loss)	0.83	1.69[4]	1.51	0.44	0.22
Net realized and unrealized gains or losses on investments	(1.28)	2.57	(2.46)	1.91	0.55
Total from investment operations	(0.45)	4.26	(0.95)	2.35	0.77

Distributions to shareholders from
Net investment income	(0.83)	(1.73)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	(0.79)	(0.98)	0
Total distributions to shareholders	(0.83)	(1.73)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 60.49	$61.77	$59.24	$62.54	$61.61

Total return[5]	(0.74%)	7.27%	(1.55%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,732	$9,421	$3,673	$1,082	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%[6]	1.67%	1.68%	1.64%[6]	1.57%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.64%[6]	1.67%	1.68%	1.65%[6]	1.68%[6]
Net investment income (loss)	2.68%[6]	2.79%	2.57%	1.79%[6]	2.16%[6]
Portfolio turnover rate	34%	100%	247%	73%	281%

[1]	Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]	For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]	For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[4]	Net investment income (loss) per share is based on average shares outstanding during the period.

[5]	Excluding applicable sales charges

[6]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,			Year Ended
	November 30, 2005				December 31,
CLASS C	(unaudited)	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 61.77	$ 59.24	$62.54	$61.61	$61.07
Income from investment operations
Net investment income (loss)	0.83	1.69[4]	1.49	0.49	0.22
Net realized and unrealized gains or losses on investments	(1.28)	2.56	(2.44)	1.86	0.54
Total from investment operations	(0.45)	4.25	(0.95)	2.35	0.76

Distributions to shareholders from
Net investment income	(0.83)	(1.72)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	(0.79)	(0.98)	0
Total distributions to shareholders	(0.83)	(1.72)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 60.49	$ 61.77	$59.24	$62.54	$61.61

Total return[5]	(0.74%)	7.26%	(1.56%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,582	$16,006	$5,090	$1,293	$ 539
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%[6]	1.67%	1.68%	1.63%[6]	1.48%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.64%[6]	1.67%	1.68%	1.64%[6]	1.59%[6]
Net investment income (loss)	2.68%[6]	2.78%	2.58%	1.79%[6]	1.63%[6]
Portfolio turnover rate	34%	100%	247%	73%	281%

[1]	Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]	For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]	For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[4]	Net investment income (loss) per share is based on average shares outstanding during the period.

[5]	Excluding applicable sales charges

[6]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,			Year Ended December 31,
	November 30, 2005
CLASS I	(unaudited)	2005	2004[1]	2003[1,2]	2002[1,3]	2001[1,3]	2000[1,3]

Net asset value, beginning of period	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$ 58.01	$ 58.28	$ 54.89

Income from investment operations
Net investment income (loss)	1.13	2.32	2.13	0.71	1.86	1.97	2.57
Net realized and unrealized gains or losses on investments	(1.28)	2.55	(2.47)	1.86	4.36	1.92	3.39
Total from investment operations	(0.15)	4.87	(0.34)	2.57	6.22	3.89	5.96

Distributions to shareholders from
Net investment income	(1.13)	(2.34)	(2.17)	(0.66)	(2.02)	(1.97)	(2.57)
Net realized gains	0	0	(0.79)	(0.98)	(0.60)	(2.19)	0
Total distributions to shareholders	(1.13)	(2.34)	(2.96)	(1.64)	(2.62)	(4.16)	(2.57)

Net asset value, end of period	$ 60.49	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$ 58.01	$ 58.28

Total return	(0.24%)	8.34%	(0.57%)	4.25%	10.96%	6.79%	11.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$434,862	$413,741	$441,869	$76,602	$86,542	$46,076	$25,745
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.64%[4]	0.67%	0.68%	0.64%[4]	0.51%	0.50%	0.50%
Expenses excluding waivers/reimbursements and expense reductions	0.64%[4]	0.67%	0.68%	0.65%[4]	0.62%	0.68%	0.66%
Net investment income (loss)	3.68%[4]	3.82%	3.59%	2.81%[4]	3.42%	3.26%	4.64%
Portfolio turnover rate	34%	100%	247%	73%	281%	424%	370%

[1]	Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]	For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]	Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

[4]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS IS	(unaudited)	2005	2004[1,2]

Net asset value, beginning of period	$ 61.77	$ 59.24	$ 60.85

Income from investment operations
Net investment income (loss)	1.05	2.19	1.80
Net realized and unrealized gains or losses on investments	(1.27)	2.52	(1.59)
Total from investment operations	(0.22)	4.71	0.21

Distributions to shareholders from
Net investment income	(1.06)	(2.18)	(1.82)

Net asset value, end of period	$ 60.49	$ 61.77	$ 59.24

Total return	(0.37%)	8.07%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,667	$17,008	$14,219
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%[3]	0.92%	0.93%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.89%[3]	0.92%	0.93%[3]
Net investment income (loss)	3.44%[3]	3.57%	3.40%[3]
Portfolio turnover rate	34%	100%	247%

1 For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

2 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund became the accounting and performance survivor in this transaction . Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction . As a result, accounting and performance information for Class IS shares commenced on July 11, 2003.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.4%
AIRPORT 2.0%
Denver, CO City & Cnty., Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019,
(Insd. by MBIA)	$7,400,000	$7,791,386
Denver, CO City & Cnty., Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020,
(Insd. by AMBAC)	3,000,000	3,151,230

		10,942,616

CONTINUING CARE RETIREMENT COMMUNITY 0.8%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A,
6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,941,030
New Jersey EDA RB:
Fellowship Vlg. Proj., Ser. A:
5.20%, 01/01/2009	530,000	537,203
5.30%, 01/01/2010	585,000	596,577
Franciscan Oaks Proj., 5.70%, 10/01/2017	1,215,000	1,231,633

		4,306,443

EDUCATION 6.8%
Colorado Edl. & Cultural Facs. RB, Nashville Pub. Radio Proj., 5.75%, 04/01/2013	200,000	213,466
Delaware Cnty., PA Auth. RRB, Villanova Univ. Proj., 5.00%, 08/01/2017	1,000,000	1,069,550
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2019	4,000,000	4,226,280
New Jersey Edl. Facs. Auth. RB, Higher Ed. Capital Impt. Proj., Ser. A, 5.00%,
09/01/2018	4,535,000	4,822,065
New York Dorm. Auth. RB, Ser. A, 5.50%, 05/15/2013	13,000,000	14,284,920
Pennsylvania Higher Edl. Facs. Auth. RRB, Drexel Univ. Proj., Ser. A, 4.50%,
05/01/2020	1,575,000	1,588,199
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	9,000,000	9,323,280
University of Texas RB, Financing Sys. Proj., Ser. C, 5.00%, 08/15/2019	1,000,000	1,057,040

		36,584,800

GENERAL OBLIGATION - LOCAL 42.4%
Abilene, TX Independent Sch. Dist. GO, 5.00%, 02/15/2018, (Insd. by PSF)	2,775,000	2,921,714
Allen, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,049,330
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,014,050
Arlington, TX Independent Sch. Dist GO, 5.00%, 02/15/2018	2,510,000	2,659,922
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,562,279
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj.:
4.50%, 08/01/2019, (Insd. by MBIA)	1,000,000	1,022,540
5.00%, 08/01/2019, (Insd. by FGIC)	2,850,000	3,018,321
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by FGIC)	2,235,000	2,383,091
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019	1,170,000	1,205,626
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	2,285,000	2,400,941
East Hampton, NY GO, 4.00%, 03/01/2019	1,410,000	1,366,149
Evergreen, CA Elementary Sch. Dist. GO, 4.25%, 09/01/2019	2,680,000	2,663,304
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,208,722
Fremont, CA Refunding GO, Freemont Union High Sch. Proj.:
5.00%, 09/01/2018	4,170,000	4,458,564
5.00%, 09/01/2020	9,450,000	10,041,475

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Hays, TX Independent Sch. Dist. GO:
5.00%, 08/15/2017	$1,725,000	$1,828,552
5.25%, 08/15/2019	1,930,000	2,073,495
Houston, TX Independent Sch. Dist. GO:
4.00%, 02/15/2019	4,595,000	4,408,535
4.50%, 02/15/2020	5,955,000	5,978,999
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. GO, Ser. A, 5.25%, 01/01/2018	9,500,000	10,057,365
Jefferson Cnty., CO Sch. Dist. No. R-001 GO, 5.00%, 12/15/2018	14,800,000	15,740,096
Kerrville, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019, (Insd. by PSF)	2,880,000	3,029,242
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019,
(Insd. by FGIC)	1,000,000	1,012,130
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	7,670,000	8,153,517
Lubbock, TX GO, Waterworks Sys. Surplus Proj.:
5.00%, 02/15/2018	3,560,000	3,767,050
5.00%, 02/15/2019	1,000,000	1,054,260
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,584,960
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	998,060
4.25%, 05/01/2019	1,170,000	1,159,341
Mason, MI Pub. Sch. Dist. GO, 5.25%, 05/01/2019, (Insd. by FSA)	1,900,000	2,047,174
McKinney, TX Independent Sch. Dist. GO, 5.125%, 02/15/2019, (Gtd. by PSF)	1,635,000	1,729,912
Mecklenburg Cnty., NC Pub. Impt. GO, Ser. A, 4.25%, 02/01/2018	4,100,000	4,117,425
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	996,150
Montgomery Cnty., TX GO, 5.00%, 03/01/2019	6,595,000	6,954,230
Moorpark, CA Unified Sch. Dist. GO:
5.00%, 08/01/2018	1,000,000	1,068,720
5.00%, 08/01/2019	1,520,000	1,618,222
Mount Lebanon, PA Sch. Dist. GO:
4.70%, 02/15/2019	2,815,000	2,911,780
4.70%, 02/15/2020	3,210,000	3,307,488
New York, NY GO:
RITES-PA-878, 6.00%, 08/01/2013, (Insd. by MBIA) +	5,000,000	5,416,700
Ser. A, 5.00%, 08/01/2019	13,000,000	13,576,940
Ser. G:
5.00%, 12/01/2019	9,750,000	10,158,915
5.25%, 08/01/2015	3,170,000	3,397,543
Ser. J, 5.00%, 03/01/2019	1,000,000	1,042,820
Ser. O, 5.00%, 06/01/2020	10,000,000	10,414,600
Ser. P, 5.00%, 08/01/2020	2,515,000	2,620,580
North East Texas Independent Sch. Dist. GO, 5.00%, 08/01/2018	3,000,000	3,166,020
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2016,
(Insd. by MBIA)	1,400,000	1,513,372
Norwalk-La Mirada, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019	7,285,000	7,767,704
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,448,602
Orange Cnty., NY GO, Ser. A, 5.00%, 07/15/2020	1,000,000	1,061,130
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,015,000	1,084,852

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
San Francisco, CA City & Cnty. Branch Library Facs. Impt. GO, Ser. G, 4.125%,
06/15/2020	$ 2,015,000	$1,955,900
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	5,875,000	6,233,610
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	8,740,000	9,518,996
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	1,000,000	1,063,800
Southwestern California Cmnty. College Dist. GO, Election of 2000 Proj.,
5.00%, 08/01/2018, (Insd. by FGIC)	1,300,000	1,381,640
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	5,190,000	4,976,224
Tunkhannock, PA Independent Sch. Dist. GO, 5.00%, 07/15/2019	1,610,000	1,700,579
Victoria, TX Independent Sch. Dist. GO:
5.00%, 02/15/2019	1,720,000	1,813,327
5.00%, 02/15/2020	1,810,000	1,903,975
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017, (Insd. by MBIA)	1,350,000	1,482,543
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018	4,415,000	4,660,209

		229,933,312

GENERAL OBLIGATION - STATE 13.1%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,028,420
California GO:
5.00%, 03/01/2017	1,000,000	1,061,220
5.00%, 05/01/2019	5,000,000	5,268,550
5.00%, 08/01/2020	16,620,000	17,464,296
Ser. CA, 4.50%, 12/01/2018	7,180,000	7,297,177
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	12,000,000	12,008,880
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,081,360
New York GO, Ser. A:
4.50%, 03/15/2019	4,825,000	4,890,620
4.50%, 03/15/2020	7,000,000	7,068,460
Texas Veteran’s Hsg. Proj. GO:
5.75%, 06/01/2011	670,000	713,758
5.90%, 12/01/2014	130,000	137,284
Washington GO, Motor Vehicle Fuel Tax Proj., 4.50%, 01/01/2019	5,200,000	5,263,128

		71,283,153

HOSPITAL 0.8%
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B,
6.00%, 07/01/2012	3,000,000	3,322,320
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs., 6.00%,
08/15/2014	1,000,000	1,109,990

		4,432,310

HOUSING 3.1%
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,445,000	1,459,855
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by GNMA &
FNMA)	2,760,000	2,905,893

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA & FNMA)	$ 1,360,000	$1,387,690
7.50%, 03/01/2031, (Insd. by GNMA & FNMA)	255,000	263,180
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	295,000	298,378
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA, FNMA & FHLMC)	415,000	424,483
Ser. E, 6.55%, 09/01/2031	2,570,000	2,689,505
Ohio HFA RB, Residential Mtge. Prog., 5.625%, 03/01/2032, (Insd. by GNMA)	3,445,000	3,520,583
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA & FNMA)	620,000	621,321
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. A, 4.05%, 01/01/2018	3,075,000	2,988,900

		16,559,788

INDUSTRIAL DEVELOPMENT REVENUE 0.9%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,081,250

LEASE 1.0%
Texas Pub. Fin. Auth. RRB:
Hlth. Svcs. Proj.:
5.00%, 02/01/2017	1,450,000	1,536,724
5.00%, 02/01/2018	1,990,000	2,100,127
Preservation Board Proj., 5.00%, 02/01/2018	1,550,000	1,635,777

		5,272,628

MISCELLANEOUS REVENUE 3.1%
Garden State Preservation Trust RB, Open Space & Farmland 2005 Proj., Ser. A:
5.25%, 11/01/2017	5,000,000	5,490,600
5.80%, 11/01/2021 #	10,000,000	11,454,500

		16,945,100

PORT AUTHORITY 0.7%
Long Beach, CA Harbor RRB, Ser. B:
5.00%, 05/15/2018, (Insd. by FGIC)	1,000,000	1,063,030
5.00%, 05/15/2018, (Insd. by MBIA)	1,000,000	1,069,150
5.00%, 08/01/2020, (Insd. by MBIA)	1,360,000	1,447,842

		3,580,022

POWER 4.2%
Nebraska Pub. Power Dist. RB, Ser. C, 5.00%, 01/01/2020	1,640,000	1,745,518
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	20,000,000	21,159,200

		22,904,718

PRE-REFUNDED 4.9%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	4,345,000	4,976,502
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,775,000	4,838,531
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting
Super Collider Proj., 6.95%, 12/01/2012	15,000,000	16,949,550

		26,764,583

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.2%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020,
(Insd. by FGIC)	$ 1,000,000	$1,041,230

SALES TAX 4.7%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	8,000,000	8,547,920
5.25%, 01/01/2016	4,000,000	4,254,280
5.25%, 01/01/2017	5,000,000	5,307,300
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%,
07/01/2019, (Insd. by MBIA)	2,200,000	2,331,516
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. B, 5.00%, 11/15/2018	2,250,000	2,395,710
New York, NY Transitional Fin. Auth. RB, Ser. A, 5.00%, 08/01/2017	2,450,000	2,606,971

		25,443,697

SPECIAL TAX 3.8%
Los Angeles, CA Sanitation Equipment Charge RB, Ser. A, 5.00%, 02/01/2017	1,765,000	1,880,537
South Carolina Pub. Svc. Auth. RB, Ser. A, 5.00%, 01/01/2017, (Insd. by FSA)	17,775,000	18,853,409

		20,733,946

TRANSPORTATION 3.3%
New York Thruway Auth. RB, Gen. Hwy. & Bridge:
Ser. A:
5.00%, 04/01/2017, (Insd. by MBIA)	1,000,000	1,064,410
5.00%, 04/01/2019, (Insd. by MBIA)	3,500,000	3,700,060
Ser. B, 5.00%, 04/01/2018, (Insd. by AMBAC)	12,205,000	12,964,517

		17,728,987

UTILITY 1.0%
Denton, TX Util. Sys. RRB:
5.00%, 12/01/2017, (Insd. by MBIA)	1,630,000	1,735,722
5.00%, 12/01/2018, (Insd. by MBIA)	1,720,000	1,824,920
5.00%, 12/01/2019, (Insd. by MBIA)	1,805,000	1,908,156

		5,468,798

WATER & SEWER 1.6%
Fort Worth, TX Water & Sewer RRB, 5.00%, 02/15/2020	1,000,000	1,047,210
Gwinnett Cnty., GA Water & Sewer RRB, 4.50%, 08/01/2020	2,705,000	2,747,279
McAllen, TX Waterworks & Sewer Sys. Impt. RRB, 5.25%, 02/01/2020, (Insd. by
FSA)	1,530,000	1,647,504
Oakland, CA Water & Sewer RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	2,000,000	2,131,920
Polk Cnty., FL Util. Sys. RRB, Ser. B, 5.00%, 10/01/2017	1,095,000	1,168,212

		8,742,125

Total Municipal Obligations (cost $531,418,395)		533,749,506

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional Municipal Money Market Fund ø ##
(cost $13,021,545)	13,021,545	$13,021,545

Total Investments (cost $544,439,940) 100.8%		546,771,051
Other Assets and Liabilities (0.8%)		(4,531,406)

Net Assets 100.0%		$542,239,645

+	Inverse floating rate security
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Texas	22.5%
California	21.6%
New York	17.9%
Alabama	6.3%
New Jersey	5.0%
Colorado	4.9%
Illinois	4.6%
South Carolina	3.4%
Pennsylvania	1.9%
Ohio	1.6%
Washington	1.0%
South Dakota	0.9%
North Carolina	0.7%
Massachusetts	0.6%
New Mexico	0.6%
Oregon	0.6%
Mississippi	0.5%
Georgia	0.5%
North Dakota	0.4%
Wisconsin	0.4%
Michigan	0.4%
Nebraska	0.3%
Missouri	0.3%
Minnesota	0.3%
Florida	0.2%
Oklahoma	0.1%
New Hampshire	0.1%
Non-state specific	2.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2005:

AAA	69.1%
AA	10.6%
A	18.9%
BBB	0.3%
NR	1.1%

100.0%

The following table shows the percent of total investments by maturity as of November 30, 2005:

Less than 1 year	1.4%
3 to 5 years	0.2%
5 to 10 years	10.9%
10 to 20 years	85.0%
20 to 30 years	2.1%
Greater than 30 years	0.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $531,418,395)	$533,749,506
Investments in affiliated money market fund, at value (cost $13,021,545)	13,021,545

Total investments	546,771,051
Receivable for securities sold	2,177,590
Receivable for Fund shares sold	528,132
Interest receivable	7,830,809
Prepaid expenses and other assets	46,523

Total assets	557,354,105

Liabilities
Dividends payable	1,341,775
Payable for securities purchased	11,303,700
Payable for Fund shares redeemed	2,405,150
Advisory fee payable	5,929
Due to other related parties	1,303
Accrued expenses and other liabilities	56,603

Total liabilities	15,114,460

Net assets	$542,239,645

Net assets represented by
Paid-in capital	$561,837,591
Overdistributed net investment income	(641,220)
Accumulated net realized losses on investments	(21,287,837)
Net unrealized gains on investments	2,331,111

Total net assets	$542,239,645

Net assets consists of
Class A	$59,397,186
Class B	10,731,619
Class C	20,581,934
Class I	434,862,260
Class IS	16,666,646

Total net assets	$542,239,645

Shares outstanding (unlimited number of shares authorized)
Class A	981,878
Class B	177,403
Class C	340,234
Class I	7,188,661
Class IS	275,514

Net asset value per share
Class A	$60.49
Class A — Offering price (based on sales charge of 4.75%)	$63.51
Class B	$60.49
Class C	$60.49
Class I	$60.49
Class IS	$60.49

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (unaudited)

Investment income
Interest	$11,336,652
Income from affiliate	189,790

Total investment income	11,526,442

Expenses
Advisory fee	1,242,810
Distribution Plan expenses
Class A	86,121
Class B	51,326
Class C	94,449
Class IS	21,091
Administrative services fee	265,685
Transfer agent fees	32,062
Trustees’ fees and expenses	7,163
Printing and postage expenses	17,495
Custodian and accounting fees	80,068
Registration and filing fees	38,268
Professional fees	14,407
Other	6,264

Total expenses	1,957,209
Less: Expense reductions	(4,488)
Expense reimbursements	(12,005)

Net expenses	1,940,716

Net investment income	9,585,726

Net realized and unrealized gains or losses on investments
Net realized gains on investments	3,653,925
Net change in unrealized gains or losses on investments	(14,759,532)

Net realized and unrealized gains or losses on investments	(11,105,607)

Net decrease in net assets resulting from operations	$(1,519,881)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005		Year Ended
	(unaudited)		May 31, 2005

Operations
Net investment income		$9,585,726		$17,642,633
Net realized gains on investments		3,653,925		1,457,985
Net change in unrealized gains or losses
on investments		(14,759,532)		17,922,367

Net increase (decrease) in net assets
resulting from operations		(1,519,881)		37,022,985

Distributions to shareholders from
Net investment income
Class A		(973,962)		(869,004)
Class B		(138,392)		(171,884)
Class C		(254,570)		(289,332)
Class I		(7,962,788)		(15,834,904)
Class IS		(291,529)		(556,144)

Total distributions to shareholders		(9,621,241)		(17,721,268)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	285,446	17,487,639	735,664	45,096,765
Class B	38,886	2,381,919	102,836	6,290,307
Class C	104,429	6,406,659	216,678	13,258,223
Class I	1,358,775	83,160,353	1,332,566	81,206,884
Class IS	39,289	2,399,474	166,919	10,179,955

		111,836,044		156,032,134

Net asset value of shares issued in
reinvestment of distributions
Class A	10,529	643,459	9,428	575,359
Class B	1,507	92,114	1,799	109,750
Class C	1,848	112,823	1,952	119,092
Class I	11,577	707,877	21,548	1,312,299
Class IS	2,492	152,370	4,997	304,543

		1,708,643		2,421,043

Automatic conversion of Class B shares
to Class A shares
Class A	330	20,359	1,416	86,312
Class B	(330)	(20,359)	(1,416)	(86,312)

		0		0

Payment for shares redeemed
Class A	(155,319)	(9,472,576)	(125,491)	(7,622,495)
Class B	(15,193)	(927,094)	(12,679)	(768,670)
Class C	(25,181)	(1,539,676)	(45,410)	(2,758,978)
Class I	(880,188)	(53,794,495)	(2,114,392)	(128,056,306)
Class IS	(41,621)	(2,546,314)	(136,585)	(8,309,258)

		(68,280,155)		(147,515,707)

Net increase in net assets resulting from
capital share transactions		45,264,532		10,937,470

Total increase in net assets		34,123,410		30,239,187
Net assets
Beginning of period		508,116,235		477,877,048

End of period	$ 542,239,645		$ 508,116,235

Overdistributed net investment income		$(641,220)		$(605,705)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $12,005.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2005, EIS received $17,803 from the sale of Class A shares and $13,243 and $5,767 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $233,118,565 and $175,699,933, respectively, for the six months ended November 30, 2005.

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $544,439,940. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,164,362 and $3,833,251, respectively, with a net unrealized appreciation of $2,331,111.

As of May 31, 2005, the Fund had $24,233,017 in capital loss carryovers for federal income tax purposes with $10,910,730 expiring in 2009, $2,023,822 expiring in 2010 and $11,298,465 expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2005, the Fund incurred and elected to defer post-October losses of $671,316.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended November 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limi-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided

ADDITIONAL INFORMATION (unaudited) continued

by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the first quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was above the median of fees paid by comparable funds but lower than those paid by a number of comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

564618 rv3 1/2006

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564618 rv3 1/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro, Principal Executive Officer

Date: February 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 1, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: February 1, 2006